Schedule of useful life of the intangible assets (Details)	Dec. 31, 2023
Software Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of the intangible assets	10 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of the intangible assets	20 years